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ALPS/Smith Total Return Bond Fund

FINANCIAL INVESTORS TRUST

ALPS | Smith Total Return Bond Fund

(the “Fund”)

SUPPLEMENT DATED JUNE 9, 2021 TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2021, AS SUBSEQUENTLY AMENDED

Effective as of July 1, 2021, the following changes are being made with respect to the Fund.

Summary Prospectus and Prospectus

The section entitled “FEES AND EXPENSES OF THE FUND – Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” in the Summary Prospectus and the Summary Section of the Prospectus is hereby deleted and replaced with the following information:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ALPS/Smith Total Return Bond Fund		Investor Shares	Class A	Class C	Class I
Management Fees	[1]	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	none
Shareholder Services Fees		0.05%	0.05%	none	none
Other Fund Expenses		0.17%	0.16%	0.17%	0.17%
Total Other Expenses		0.22%	0.21%	0.17%	0.17%
Total Annual Fund Operating Expenses	[2]	1.02%	1.01%	1.72%	0.72%
Fee Waiver and Expense Reimbursement	[3]	(0.08%)	(0.07%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.94%	0.94%	1.64%	0.64%
[1]	The Contractual Management Fee is 0.545%.
[2]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[3]	ALPS Advisors, Inc. (the “Adviser”) and Smith Capital Investors, LLC (the “Sub-Adviser”) have agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.64% of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through February 28, 2023. The Adviser and the Sub-Adviser will be permitted to recapture, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in this letter agreement or in previous letter agreements; provided however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated monthly. The Adviser and the Sub-Adviser may not discontinue this waiver prior to February 28, 2023 without the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2023. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example - ALPS/Smith Total Return Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	96	317	555	1,239
Class A	319	532	763	1,426
Class C	267	534	925	2,021
Class I	65	222	393	886

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
ALPS/Smith Total Return Bond Fund | Class C | USD ($)	167	534	925	2,021